INCOME TAXES - Disclosure of detailed information about reconciliation of income tax expense at the statutory rate (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (45,440)	$ (252,413)
Statutory income tax rate	29.00%	29.00%
Tax calculated at statutory rate	$ (13,178)	$ (73,200)
Non-deductible (non-taxable) items	5,614	11,489
Change in unrecognized temporary differences	4,666	48,495
Tax rate differences and tax rate changes	512	4,152
Prior year tax adjustments	2,386	5,252
Total income tax recovery	$ 0	$ (3,812)